Summary of Significant Accounting Policies (Details)	Jun. 30, 2023
Summary of Significant Accounting Policies (Details) [Line Items]
Voting rights	50.00%
Associates [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting rights	20.00%